ACCOUNTS RECEIVABLE TRADE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE TRADE, NET
Schedule of components of accounts receivable, net

	At December 31,
	2020	2021
Accounts receivable trade
– from EPC services	$3,033,610	$2,640,710
– from solar power project assets	16,310,787	22,995,822
– from electricity generation revenue(1)	3,270,966	10,848,278
Total accounts receivable trade	22,615,363	36,484,810
Less: allowance for credit losses	(2,427,577)	(2,135,885)
Accounts receivable trade, net	$20,187,786	$34,348,925
(1)	Accounts receivable from electricity generation revenue were mainly due from China’s state grid companies. The amounts included the portion of feed-in tariff(s) (FIT) for the electricity sold to the state grid companies in the PRC in which the relevant on-grid solar power stations are still pending for registration to the Renewable Energy Subsidy Catalog, which the Company has submitted the application for its solar power stations started operation before July 2017 to be registered on the Catalog. The Company expects that a certain part of the FIT receivables will be recovered after twelve months from the reporting date, which are discounted at an effective interest rate. As of December 31, 2021, there are $9,045,884 of FIT receivables classified as current and $24,457,930 classified as non-current.

Schedule of Accounts Receivable Unbilled

	At December 31,
	2020	2021
Accounts receivable unbilled
–from solar power project assets	$—	$11,473,590

Schedule of movement in lifetime expected credit losses that has been recognized for trade receivable

	At December 31,
	2020	2021

At beginning of year	$1,908,803	$2,427,577
Allowance for credit losses	518,774	90,345
Written off	—	(382,037)
At end of year	$2,427,577	$2,135,885